Investment Securities (Summary of the Amortized Cost and Estimated Fair value of Securities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	$ 164,669,324	$ 157,802,815
Gross unrealized gains, Available for sale	4,218,001	4,074,690
Gross unrealized losses, Available for sale	(384,542)	(92,670)
Total Fair value	168,502,783	161,784,835
U.S. treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	1,248,789	1,247,889
Gross unrealized gains, Available for sale	4,961	8,361
Total Fair value	1,253,750	1,256,250
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	25,188,480	25,998,568
Gross unrealized gains, Available for sale	77,681	112,040
Gross unrealized losses, Available for sale	(6,202)	(19,537)
Total Fair value	25,259,959	26,091,071
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	51,203,507	33,753,049
Gross unrealized gains, Available for sale	1,737,763	1,396,859
Gross unrealized losses, Available for sale	(293,127)	(7,915)
Total Fair value	52,648,143	35,141,993
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	87,028,548	96,803,309
Gross unrealized gains, Available for sale	2,397,596	2,557,430
Gross unrealized losses, Available for sale	(85,213)	(65,218)
Total Fair value	$ 89,340,931	$ 99,295,521